245 Summer Street	Fidelity® Investments
Boston, MA 02210

March 12, 2026

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

Re:	Fidelity Aberdeen Street Trust (the trust):
Fidelity Freedom Blend Retirement Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, and Fidelity Freedom Blend 2030 Fund (the funds)
File No. 333-292628

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds does not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Acquiring Fund(s)	Target Fund(s)
Fidelity Freedom® Blend Retirement Fund	Fidelity Managed Retirement Income FundSM Fidelity Managed Retirement 2010 FundSM
Fidelity Freedom® Blend 2010 Fund	Fidelity Managed Retirement 2015 FundSM
Fidelity Freedom® Blend 2015 Fund	Fidelity Managed Retirement 2020 FundSM
Fidelity Freedom® Blend 2020 Fund	Fidelity Managed Retirement 2025 FundSM
Fidelity Freedom® Blend 2025 Fund	Fidelity Managed Retirement 2030 FundSM
Fidelity Freedom® Blend 2030 Fund	Fidelity Managed Retirement 2035 FundSM

Very truly yours,

/s/ Nicole Macarchuk
Nicole Macarchuk
Secretary of the Trust